CONDENSED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accumulated other comprehensive income (loss)
Accumulated unrealized gain (loss) on available-for-sale marketable securities	$ 98	$ (301)
Accumulated unrealized loss on foreign currency cash flows hedges	(534)	(659)
Accumulated other comprehensive loss	$ (436)	$ (960)